Mineral Properties (Narrative) (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Mineral Properties 1	$ 25,000
Mineral Properties 2	1,000
Mineral Properties 3	2,000
Mineral Properties 4	3,000
Mineral Properties 5	10,000
Mineral Properties 6	3,500
Mineral Properties 7	15,000
Mineral Properties 8	7,950
Mineral Properties 9	0.0175%
Mineral Properties 10	0.005%
Mineral Properties 11	0.0175%
Mineral Properties 12	2,000,000
Mineral Properties 13	0.015%
Mineral Properties 14	0.005%
Mineral Properties 15	2,000,000
Mineral Properties 16	15,000
Mineral Properties 17	25,000
Mineral Properties 18	25,000
Mineral Properties 19	15,000
Mineral Properties 20	75,000
Mineral Properties 21	75,000
Mineral Properties 22	150,000
Mineral Properties 23	200,000
Mineral Properties 24	200,000
Mineral Properties 25	0.01%
Mineral Properties 26	1,000,000
Mineral Properties 27	0.025%
Mineral Properties 28	25,000
Mineral Properties 29	25,000
Mineral Properties 30	15,000
Mineral Properties 31	75,000
Mineral Properties 32	75,000
Mineral Properties 33	150,000
Mineral Properties 34	200,000
Mineral Properties 35	100,000
Mineral Properties 36	0.01%
Mineral Properties 37	$ 1,000,000
Mineral Properties 38	0.025%